HSBC Bank plc's subsidiaries, joint ventures and associates - Joint Ventures (Details)	12 Months Ended
Dec. 31, 2023
HCM Holdings Limited (In Liquidation)
Disclosure of joint ventures [line items]
Group interest percent	50.99%
MK HoldCo Limited
Disclosure of joint ventures [line items]
Group interest percent	50.32%
ProServe Bermuda
Disclosure of joint ventures [line items]
Group interest percent	50.00%